Property, Plant and Equipment (Schedule of Property, Plant and Equipment) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	$ 7,687.3
End of period	7,729.4	$ 7,687.3
General and administrative costs capitalized	49.7	45.1
Share-based compensation expense capitalized	14.7	14.3
Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	23,526.1
End of period	22,466.2	23,526.1
Accumulated depreciation, amortization and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	(15,838.8)
End of period	(14,736.8)	(15,838.8)
Development And Production Assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	7,640.3	4,318.9
Acquisitions through business combinations	66.0	953.8
Additions	741.9	736.5
Dispositions	(285.8)	(243.7)
Transfers from exploration and evaluation assets	80.8	57.5
Reclassified as assets held for sale	(148.4)	0.0
Depletion	(911.4)	(708.5)
Impairment reversal	428.6	2,514.4
Foreign exchange	76.2	11.4
End of period	7,688.2	7,640.3
Development And Production Assets | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	23,402.9	23,584.1
End of period	22,340.0	23,402.9
Development And Production Assets | Accumulated depreciation, amortization and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	(15,762.6)	(19,265.2)
End of period	(14,651.8)	(15,762.6)
Corporate Assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	47.0	53.1
Additions	2.6	2.5
Depletion	(8.5)	(8.6)
Foreign exchange	0.1	0.0
End of period	41.2	47.0
Corporate Assets | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	123.2	120.7
End of period	126.2	123.2
Corporate Assets | Accumulated depreciation, amortization and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	(76.2)	(67.6)
End of period	(85.0)	(76.2)
Future Development Costs
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	4,580.0
End of period	$ 5,160.0	$ 4,580.0